BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales	$ 930,257	$ 260,960	$ 1,978,675	$ 570,327	$ 987,431	$ 571,945
Cost of Sales	450,304	88,357	1,087,540	177,482	402,665	388,756
Total operating expenses	2,593,663	2,131,614	8,039,724	7,778,436	10,354,032	8,829,481
Total other expenses	270,453	621,748	(20,623)	1,051,045	4,856,524	(576,890)
Net income (loss) and comprehensive loss for the Period	$ (2,384,163)	$ (2,580,759)	$ (7,127,966)	$ (8,436,636)	$ (14,625,790)	$ (8,069,402)
Basic loss per share						$ (13.19)
Diluted loss per share						$ (13.19)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales						$ 571,945
Cost of Sales						388,756
Total operating expenses						8,829,481
Total other expenses						(4,709,718)
Net income (loss) and comprehensive loss for the Period						$ (3,936,574)
Basic loss per share						$ (6.00)
Diluted loss per share						$ (6.00)
Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales						$ 0
Cost of Sales						0
Total operating expenses						0
Total other expenses						(4,132,828)
Net income (loss) and comprehensive loss for the Period						$ (4,132,828)
Basic loss per share						$ (7.50)
Diluted loss per share						$ (7.50)